Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	3,840,348	3,816,293	2,382,904
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 112.71	$ 111.50	$ 114.21